KRAMER LEVIN NAFTALIS & FRANKEL LLP

S. ELLIOTT COHAN
COUNSEL
PHONE 212-715-9512
FAX 212-715-8116
ECOHAN@KRAMERLEVIN.COM

February 15, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:                          The Victory Variable Insurance Funds

File Nos. 333-62051; 811-8979

Ladies and Gentlemen:

We understand that our client, The Victory Variable Insurance Funds (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 14 to its registration statement on Form N-1A (the “Amendment”).  Registrant is filing the Amendment primarily to include disclosure regarding the agreement by Victory Capital Management Inc. to voluntarily cap expenses and certain changes to the Registrant’s Board of Trustees.

Registrant expects that the Amendment would become automatically effective on April 15, 2008, pursuant to Rule 485(a)(2) under the Securities Act.  We would appreciate receiving any comments you may have at your earliest convenience.  If you have any questions concerning the Amendment, please call me at 212-715-9512.

Very truly yours,

/s/ S. Elliott Cohan
S. Elliott Cohan

cc:           Mark A. Cowan
David C. Brown
Edward J. Veilleux
John A. Danko
Hugh P. Armstrong
Jay G. Baris
Nathan J. Greene

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